Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,496,115	60,907,274	59,968,174
Effect of dilutive share options outstanding	1,635,302	1,345,977	482,532
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	63,131,417	62,253,251	60,450,706